Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
20.	Cash and cash equivalents

For the purpose of presentation in the Consolidated statement of cash flows and Consolidated statement of financial position, cash and cash equivalents includes cash held in banks, money market funds such as call deposits held with financial institutions, short-term deposits including highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and cash amounts held by payment service providers. Cash and cash equivalents consist of the following at December 31 (in thousands):

	2020	2021
Cash held in banks	$173,206	$141,130
Money market funds	1,011,330	810,453
Short-term deposits	333,353	353,539
Amounts held by payment service providers	55,532	58,006
Cash and cash equivalents	$1,573,421	$1,363,128